Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Growth Opportunities Portfolio as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2025 to vote on this proposal. If approved, the changes will take effect on May 1, 2025, or the first day of the month following shareholder approval.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), at least 75% of the value of the fund's total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the fund's total assets and not more than 10% of any class of the outstanding voting securities of such issuer. In effect, the aggregated total of single-issuer positions of 5% or more cannot exceed 25% of the fund's assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction although the fund would continue to comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund, which means that the fund would be more exposed to the risk that poor performance by a single issuer could adversely affect a fund's performance than would a fund that invests in a larger number of issuers. The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, although it is not expected to substantially affect the way the fund is currently managed.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).

VGO-PSTK-1224-117 1.797994.117	December 2, 2024
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2024
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Growth Opportunities Portfolio as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2025 to vote on this proposal. If approved, the changes will take effect on May 1, 2025, or the first day of the month following shareholder approval.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), at least 75% of the value of the fund's total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the fund's total assets and not more than 10% of any class of the outstanding voting securities of such issuer. In effect, the aggregated total of single-issuer positions of 5% or more cannot exceed 25% of the fund's assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction although the fund would continue to comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund, which means that the fund would be more exposed to the risk that poor performance by a single issuer could adversely affect a fund's performance than would a fund that invests in a larger number of issuers. The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, although it is not expected to substantially affect the way the fund is currently managed.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).

VIPGRO-INV-PSTK-1224-108 1.918658.108	December 2, 2024